Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss for the year	$ (53,415)	$ (39,490)	$ (37,809)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities
Depreciation of property and equipment	5,824	5,595	7,948
Amortization of intangible assets	1,200	1,231	2,101
Amortization of the right-of-use assets	5,634
Allowance for doubtful accounts	19	7,680	27
Impairment/(recovery) of receivables from and prepayments to Kankan	(2,147)	(1,516)	8,723
Loss on disposal of property and equipment	144	37	85
Share-based compensation	5,428	5,294	8,330
Share of loss from equity investees	0	307	1,875
Investment income on short-term investments	(1,708)	(1,117)	(728)
Impairment of property and equipment		0	20
Impairment of inventories	3,578	200
Impairment of intangible assets			4,833
Impairment of long-term investments	19,831	7,794	596
Net unrealized gains on long-term investments	(10,907)		(491)
Investment income on disposal of long-term investment	(579)
Interest expense accrued on long-term payable	75	239	239
Deferred taxes	4,361	1,748	(2,214)
Deferred government grants	(1,735)	(1,050)	(3,493)
Changes in operating assets and liabilities:
Accounts receivable	(8,739)	13,256	(20,040)
Prepayments and other assets	772	(2,000)	(11,418)
Due from/to related parties	(684)	11,457	(4,879)
Accounts payable	2,086	(27,728)	9,037
Inventories	3,435	(10,178)	(2,925)
Contract liabilities	(664)	7,680	(510)
Income tax payable	98	(390)	339
Accrued liabilities and other payables	(12,580)	(14,657)	26,138
Lease liabilities	(4,976)
Net cash used in operating activities	(45,649)	(35,608)	(14,216)
Cash flows from investing activities
Purchase of short-term investments	(355,294)	(287,553)	(244,781)
Proceeds from disposal of short-term investments	450,687	223,738	291,568
Proceeds from disposal of property and equipment	576	442	23
Proceeds from disposal of long-term investments	528		191
Purchase of intangible assets	(433)	(2,121)	(481)
Acquisition of long-term investments	(2,838)		(2,793)
Repayment of loans from employees	711	201	423
Acquisition of property and equipment	(3,084)	(1,419)	(5,318)
Payment for constructions in progress	(11,593)	(2,645)	(3,624)
Net cash generated from/(used in) investing activities	79,260	(69,357)	35,208
Cash flows from financing activities
Repurchase of shares			(358)
Governments grants received	853	732	2,908
Proceeds from exercise of vested share options			11
Contribution by non-controlling		197
Proceeds from bank borrowings	11,324
Net cash generated from financing activities	12,177	929	2,561
Net increase/(decrease) in cash, cash equivalents and restricted cash	45,788	(104,036)	23,553
Cash, cash equivalents and restricted cash at beginning of year	122,930	233,479	199,504
Effect of exchange rates on cash and cash equivalents, and restricted cash	(3,270)	(6,513)	10,422
Cash, cash equivalents, and restricted cash at end of year	165,448	122,930	233,479
Supplemental disclosure of cash flow information
Income tax paid	(142)
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	$ (321)	$ (1,093)	$ (2,774)